Document	Sep. 29, 2021
Document Information [Line Items]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 29, 2021
Entity Registrant Name	FORD MOTOR CO
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3950
Entity Tax Identification Number	38-0549190
Entity Central Index Key	0000037996
Entity Address, Address Line One	One American Road
Entity Address, City or Town	Dearborn,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48126
City Area Code	313
Local Phone Number	322-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	F
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
FPRB [Member]
Document Information [Line Items]
Title of 12(b) Security	6.200% Notes due June 1, 2059
Trading Symbol	FPRB
Security Exchange Name	NYSE
FPRC [Member]
Document Information [Line Items]
Title of 12(b) Security	6.000% Notes due December 1, 2059
Trading Symbol	FPRC
Security Exchange Name	NYSE